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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08846
                                    -------------

                            First Focus Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

      First National Bank 1620 Dodge Street Omaha, NE           68197
      -----------------------------------------------        ----------
         (Address of principal executive offices)            (Zip code)

                BISYS Fund Services 3435 Rd. Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   614-470-8000
                                                    ------------------

Date of fiscal year end:  March 31, 2005
                         ----------------

Date of reporting period:  December 31, 2004
                          -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FIRST FOCUS FUNDS

SHORT/INTERMEDIATE BOND FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

          SHARES
            OR
         PRINCIPAL                            SECURITY
          AMOUNT                             DESCRIPTION                       VALUE
---------------------------     -------------------------------------       -----------
CORPORATE BONDS(39.6%):
Banks (9.0%):
                1,100,000       Bank of New York Co., Inc.,                 $ 1,214,123
                                6.375%, 4/1/12
                  960,000       Bank One Corp., 10.00%, 8/15/10               1,211,711
                2,780,000       Federal Farm Credit Bank, 2.70%,              2,751,382
                                11/24/06
                1,000,000       Key Bank, 7.25%, 6/1/05                       1,017,525
                                                                            -----------
                                                                              6,194,741
                                                                            -----------

Computer Services(5.1%):
                  989,000       Dell Computer, Inc., 6.55%,                   1,072,954
                                4/15/08
                1,235,000       First Data Corp., 4.85%, 10/1/14              1,239,885
                1,135,000       Oracle Corp., 6.91%, 2/15/07                  1,205,279
                                                                            -----------
                                                                              3,518,118
                                                                            -----------

Energy (1.7%):
                1,140,000       Wisconsin Electric Power, 6.625%,             1,204,769
                                11/15/06                                    -----------

Financial Services (10.0%):
                  760,000       AMBAC Financial Group, Inc.,                    962,871
                                9.375%, 8/1/11
                1,000,000       Block Financial Corp., 8.50%,                 1,100,722
                                4/15/07
                1,160,000       Countrywide Home Loan, 5.625%,                1,228,813
                                7/15/09
                1,150,000       General Electric Capital Corp.,               1,147,674
                                3.50%, 8/15/07
                1,235,000       Goldman Sachs Group, Inc., 5.15%,             1,251,560
                                1/15/14
                1,225,000       Household Finance Corp., 4.75%,               1,215,504
                                7/15/13                                     -----------
                                                                              6,907,144
                                                                            -----------
Food & Beverage(0.6%):
                  420,000       Conagra Foods, Inc., 9.875%,                    441,643
                                11/15/05                                    -----------

Industrial (1.7%):
                1,130,000       Rockwell International Corp., 6.15%,          1,202,761
                                1/15/08                                     -----------

Medical Services (1.7%):
                1,170,000       Guidant Corp., 6.15%, 2/15/06                 1,206,532
                                                                            -----------

Oil & Gas Exploration
Services  (3.2%):
                1,100,000       Phillips Petroleum Co., 6.375%,               1,201,626
                                3/30/09
                  800,000       United States Steel Corp., 9.375%,            1,022,005
                                2/15/12                                     -----------
                                                                              2,223,631
                                                                            -----------

Retail  (1.6%):
                1,050,000       Limited Brands, Inc., 6.125%,                 1,121,189
                                12/1/12                                     -----------

Telecom Services (3.3%):
                1,020,000       GTE Corp., 6.36%, 4/15/06                     1,058,103
                1,170,000       Motorola, Inc., 5.80%, 10/15/08               1,239,840
                                                                            -----------
                                                                              2,297,943
                                                                            -----------

Transportation
Services(1.7%):
                1,120,000       Caliber System, 7.80%, 8/1/06                 1,192,119
                                                                            -----------
TOTAL CORPORATE BONDS                                                        27,510,590
                                                                            -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS (26.1%):
Fannie Mae (12.1%):
                2,675,000       5.00%, 1/15/07                                2,765,241
                2,825,000       3.50%, 1/28/08                                2,815,087
                2,750,000       5.50%, 7/18/12                                2,783,149
                                                                            -----------
                                                                              8,363,477
                                                                            -----------

Federal Home Loan
Bank(11.4%):
                2,800,000       2.75%, 11/15/06                               2,774,845
                2,800,000       3.75%, 8/18/09                                2,794,075
                2,375,000       4.00%, 3/24/11                                2,332,300
                                                                            -----------
                                                                              7,901,220
                                                                            -----------

Freddie Mac (2.6%):
                1,700,000       6.94%, 3/21/07                                1,831,092
                                                                            -----------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                           18,095,789
                                                                            -----------

U.S. TREASURY
OBLIGATIONS(32.5%):
U.S. Treasury Notes (32.5%):
                4,200,000       4.625%, 5/15/06                               4,296,797
                4,200,000       6.50%, 10/15/06                               4,451,672
                3,500,000       6.25%, 2/15/07                                3,725,313
                3,375,000       4.375%, 8/15/12                               3,455,551
                6,600,000       4.25%, 8/15/13                                6,652,081
                                                                            -----------
TOTAL U.S. TREASURY
OBLIGATIONS                                                                  22,581,414
                                                                            -----------

INVESTMENT COMPANIES(0.7%):
                  512,312       Goldman Sachs Financial Square                  512,312
                                                                            -----------
                                Funds, Treasury Obligations Fund
TOTAL INVESTMENT COMPANIES                                                      512,312
                                                                            -----------

TOTAL (COST $68,399,833) (a)                                                $68,700,105
                                                                            ===========

------------

Percentages indicated are based on net assets of $69,458,396.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,589 and by the amount of amortization/accretion recognized for financial reporting purposes of $885,207. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation........................        $       633,090
Unrealized depreciation........................             (1,237,614)
                                                       ---------------
Net unrealized appreciation (depreciation).....        $      (604,524)
                                                       ===============

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

INCOME FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

               SHARES
                 OR
             PRINCIPAL                             SECURITY
               AMOUNT                             DESCRIPTION                        VALUE
------------------------------------  ---------------------------------         ---------------
CORPORATE BONDS (30.3%):
Aerospace & Defence (1.3%):
                   885,000            United Technologies Corp., 6.50%,         $       974,966
                                      6/1/09                                    ---------------

Banks (1.1%):
                   650,000            Bank One Corp., 10.00%, 8/15/10                   820,429
                                                                                ---------------

Brewery (1.4%):
                   900,000            Anheuser-Busch Cos, Inc., 7.125%,                 988,069
                                      7/1/17                                    ---------------

Computer Services (2.5%):
                   725,000            Dell Computer, Inc., 6.55%,                       786,544
                                      4/15/08
                 1,000,000            First Data Corp., 4.70%, 11/1/06                1,022,351
                                                                                ---------------
                                                                                      1,808,895
                                                                                ---------------

Cosmetics & Toiletries (1.4%):
                   900,000            Procter & Gamble Company,                       1,012,750
                                      6.875%, 9/15/09                           ---------------

Electric Services (1.2%):
                   785,000            Union Electric, 6.75%, 5/1/08                     853,209
                                                                                ---------------
Financial Services (11.3%):
                   750,000            Block Financial Corp., 8.50%,                     825,542
                                      4/15/07
                   800,000            Cit Group, Inc., 4.00%, 5/8/08                    802,929
                   825,000            Citigroup, Inc., 3.50%, 2/1/08                    821,321
                 1,000,000            Countrywide Financial, 4.25%,                   1,011,176
                                      12/19/07
                   875,000            General Electric Capital Corp.,                   953,782
                                      6.00%, 6/15/12
                   950,000            Goldman Sachs Group Inc., 6.125%,                 986,927
                                      2/15/33
                   875,000            Household Finance Corp., 7.875%,                  952,155
                                      3/1/07
                   850,000            Southtrust Bank, 6.125%, 1/9/28                   928,743
                   850,000            Wells Fargo & Co., 5.125%,                        879,299
                                      2/15/07                                   ---------------
                                                                                      8,161,874
                                                                                ---------------
Insurance(2.3%):
                   725,000            Chubb Corp., 6.80%, 11/15/31                      820,857
                   700,000            General Reinsurance Corp., 9.00%,                 845,574
                                      9/12/09                                   ---------------
                                                                                      1,666,431
                                                                                ---------------

Oil & Gas Exploration
Services(2.0%):
                   550,000            Laclede Gas Co., 6.50%, 11/15/10                  606,409
                   625,000            Tosco Corp., 8.125%, 2/15/30                      834,246
                                                                                ---------------
                                                                                      1,440,655
                                                                                ---------------

Pharmaceuticals (1.1%):
                   750,000            Bristol-Myers Squibb Co., 5.75%,                  803,233
                                      10/1/11                                   ---------------

Regional Authorities (1.3%):
                   925,000            Ontario Province, 3.28%, 3/28/08                  913,376
                                                                                ---------------

Retail (1.1%):
                   750,000            Limited Brands, Inc., 6.95%, 3/1/33               815,897

                                                                                ---------------
Telecom Services (2.3%):
                   700,000            Motorola, Inc., 7.50%, 5/15/25                    817,478
                   675,000            Verizion Global Funding Corp.,                    842,188
                                      7.75%, 6/15/32                            ---------------
                                                                                      1,659,666
                                                                                ---------------
TOTAL CORPORATE BONDS                                                                21,919,450
                                                                                ---------------

MORTGAGE-BACKED SECURITIES (49.2%):
Fannie Mae  (32.0%):
                 1,847,432            5.50%, 3/1/13                                   1,927,492
                 2,422,259            5.00%, 4/1/13                                   2,500,239
                 2,604,686            4.50%, 6/1/13                                   2,621,418
                 3,538,331            5.50%, 11/1/16                                  3,659,663
                 2,727,062            5.00%, 5/1/18                                   2,771,627
                 3,270,870            5.00%, 8/1/18                                   3,324,322
                 3,095,560            5.00%, 4/1/34                                   3,072,905
                 3,324,578            5.00%, 5/1/34                                   3,300,247
                                                                                ---------------
                                                                                     23,177,913
                                                                                ---------------

Freddie Mac  (17.2%):
                 3,261,055            4.00%, 10/15/18                                 3,119,706
                 3,297,264            4.50%, 5/1/19                                   3,288,293
                 3,336,591            5.50%, 11/1/33                                  3,392,698
                 2,539,615            6.00%, 1/1/34                                   2,624,739
                                                                                ---------------
                                                                                     12,425,436
                                                                                ---------------
TOTAL MORTGAGE-BACKED SECURITIES                                                     35,603,349
                                                                                ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS (13.3%):
Fannie Mae (2.6%):
                 1,850,000            5.50%, 7/18/12                                  1,872,300
                                                                                ---------------

Federal Home Loan Bank (5.0%):
                 1,850,000            3.50%, 11/15/07                                 1,850,481
                 1,800,000            3.75%, 8/18/09                                  1,796,191
                                                                                ---------------
                                                                                      3,646,672
                                                                                ---------------

Freddie Mac (2.6%):
                 1,900,000            4.375%, 2/4/10                                  1,901,997
                                                                                ---------------

Government National Mortgage
Association  (3.1%):
                 2,157,000            6.00%, 5/20/31                                  2,230,359
                                                                                ---------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                                    9,651,328
                                                                                ---------------

U.S. TREASURY OBLIGATIONS (5.9%):
U.S. Treasury Notes (4.3%):
                   500,000            5.75%, 11/15/05                                   512,813
                   900,000            3.50%, 11/15/06                                   907,594
                 1,500,000            6.00%, 8/15/09                                  1,654,337
                                                                                ---------------
                                                                                      3,074,744
                                                                                ---------------

US Treasury Bonds (1.6%):
                 1,100,000            5.50%, 8/15/28                                  1,190,578
                                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                                       4,265,322
                                                                                ---------------

INVESTMENT COMPANIES (0.8%):
                   552,753            Goldman Sachs Financial Square
                                      Funds, Treasury Obligations Fund                  552,753
TOTAL INVESTMENT COMPANIES                                                      ---------------
                                                                                        552,753
                                                                                ---------------
TOTAL (COST $71,164,643) (a)                                                    $    71,992,202
                                                                                ===============

------------

Percentages indicated are based on net assets of $72,335,605.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,308 and by the amount of amortization/accretion recognized for financial reporting purposes of $358,635. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................                       $   884,767
Unrealized depreciation.......................                          (435,151)
                                                                     -----------
Net unrealized appreciation (depreciation)....                       $   449,616
                                                                     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

NEBRASKA TAX-FREE FUND
Schedule of Portfolio Investments                             December 31, 2004
(Unaudited)

        SHARES
          OR
       PRINCIPAL                         SECURITY
        AMOUNT                          DESCRIPTION                             VALUE
-------------------------    --------------------------------------        ---------------
MUNICIPAL BONDS  (98.6%):
Nebraska  (98.6%):
               1,400,000     Dakota County, School District,               $     1,483,552
                             FSA, 5.25%, 12/15/22
                 400,000     Dawson County, School District,                       417,112
                             MBIA, 4.85%, 12/15/13
               2,000,000     Dawson County, School District,                     2,053,321
                             MBIA, 5.35%, 12/15/26
                 290,000     Dodge County School District,                         334,312
                             5.75%, 12/15/13
               1,715,000     Dodge County, School District,                      1,949,183
                             MBIA, 5.45%, 12/15/15
                 880,000     Dodge County, School District,                      1,007,318
                             MBIA, 5.60%, 12/15/17
               1,000,000     Douglas County Hospital Authority                     990,920
                             Revenue, 2.00%, 11/15/05
               1,000,000     Douglas County, Henry Doorly Zoo                    1,090,840
                             Facility, RB, REF, 5.875%, 9/1/14
               1,000,000     Douglas County, Nebraska School                       999,440
                             District No. 17, 3.00%, 11/1/10
                 500,000     Douglas County, School District No.                   546,755
                              001, GO, REF, 5.00%, 6/15/09
               1,960,000     Douglas County, School District No.                 2,151,394
                              001, Series B, GO, 5.00%, 6/15/10
                 440,000     Douglas County, School District No.                   465,366
                              001, Series B, GO, 4.90%, 12/15/17
                 575,000     Grand Island Nebraska Sanitation                      593,722
                             Sewer Revenue, 3.75%, 4/1/11
                 155,000     Hasting, Electric System, RB, REF,                    155,000
                             3.75%, 1/1/05
                 500,000     Hasting, Electric System, RB, REF,                    535,735
                             5.00%, 1/1/16
               1,000,000     Hasting, Electric System, RB, REF,                  1,057,040
                             5.00%, 1/1/19
                 855,000     Lancaster County, Hospital                            902,367
                             Authority, Bryanlgh Medical Center
                             Project, Series A, RB, AMBAC,
                             5.00%, 6/1/19
               1,480,000     Lancaster County, School District                   1,612,090
                             No 001, Lincoln Public Schools, GO,
                             5.25%, 7/15/17
               2,000,000     Lancaster County, School District                   2,172,840
                             No 001, Lincoln Public Schools, GO,
                             5.25%, 7/15/18
               1,185,000     Lancaster County, School District                   1,310,195
                             No. 1, Lincoln Public School District,
                             GO, REF, 5.00%, 1/15/13
                 250,000     Lincoln County Nebraska, School                       255,005

                           District, 4.85%, 12/15/12
                 500,000   Lincoln Nebraska GO, 2.80%,                                484,075
                           6/15/11
                 500,000   Lincoln Nebraska GO, 3.00%,                                483,300
                           6/15/12
               1,500,000   Lincoln, Electric System, Power                          1,598,550
                           Supply Facility, RB, 5.00%, 9/1/18
               2,000,000   Lincoln, Electric System, Power                          2,112,900
                           Supply Facility, Service A, RB,
                           4.60%, 9/1/11
               3,040,000   Lincoln, Parking Facility, Series A,                     3,309,010
                           RB, REF, 5.375%, 8/15/14
                 815,000   Lincoln, Tax-Supported Antelope                            862,148
                           Project, RB, 4.50%, 9/15/14
                 855,000   Lincoln, Tax-Supported Antelope                            925,725
                           Project, RB, 5.00%, 9/15/15
                 110,000   Nebraska Elementary & Secondary                            106,553
                           Schools, 2.45%, 7/15/09
                 115,000   Nebraska Elementary & Secondary                            111,015
                           Schools, 2.65%, 1/15/10
                 300,000   Nebraska Public Power, 5.00%,                              326,283
                           1/1/09
               1,000,000   Nebraska Public Power, 5.00%,                            1,102,710
                           1/1/12
                 500,000   Nebraska State College Facilities                          501,425
                           Corporation, 3.75%, 3/1/05
                 920,000   Nebraska State, Educational Finance                        960,802
                            Authority, Creighton University
                           Project, RB, AMBAC, REF, 5.95%,
                           1/1/11
               2,660,000   Nebraska State, Educational Finance                      2,917,328
                            Authority, Creighton University
                           Project, Series A, RB, AMBAC, REF,
                           5.00%, 9/1/09
               1,000,000   Nebraska State, Educational Finance                      1,046,630
                            Authority, RB, RADIAN, REF,
                           5.15%, 4/1/22
                 500,000   Nebraska State, Municipal Energy                           545,565
                           Agency, Series A, RB, AMBAC, REF,
                           5.00%, 4/1/14
                 500,000   Nebraska State, Municipal Energy                           543,235
                           Agency, Series A, RB, AMBAC, REF,
                           5.00%, 4/1/15
               1,000,000   Nebraska State, Municipal Energy                         1,104,940
                           Agency, Series A, RB, AMBAC, REF,
                           5.25%, 4/1/16
               1,000,000   Nebraska State, Netc Facilities,                         1,060,480
                           Corp., RB, 4.50%, 4/1/09
               1,000,000   Nebraska State, Utility Corp.,                           1,078,080
                           Lincoln Project, RB, 5.25%, 1/1/23
                 525,000   Norris Public Power Distribution                           521,834
                           Nebraska Electric Revenue, 2.45%,
                           1/1/09
               2,295,000   O'Neill, Hospital Authority, St.                         2,484,888
                           Anthony's Hospital Project, RB (B),
                           6.25%, 9/1/12
               2,000,000   Omaha , GO, REF, 5.00%, 12/1/10                          2,198,320
               1,440,000   Omaha , GO, REF, 5.00%, 12/1/11                          1,572,667

                 705,000   Omaha , GO, REF, 5.00%, 12/1/12                            767,216
               1,530,000   Omaha Convention Hotel Corp.,                            1,722,015
                           5.50%, 4/1/14
               1,000,000   Omaha Convention Hotel Corp.,                            1,127,540
                           Convention Center 1st Tier, Series A,
                           RB, AMBAC, 5.50%, 4/1/16
               1,635,000   Omaha Stadium Facilities Corp.,                          1,809,847
                           Rosenblatt Stadium Project, RB,
                           5.25%, 11/1/16
               1,500,000   Omaha, Douglass Public Building,                         1,588,710
                           GO, 5.10%, 5/1/20
               1,300,000   Omaha, GO, 4.85%, 12/1/14                                1,402,726
               1,155,000   Omaha, Housing Authority,                                1,175,952
                           Timbercreek Apartments, RB, 5.15%,
                           11/20/22
                 250,000   Omaha, Special Obligation,                                 264,645
                           Riverfront Redevelopment Project,
                           Series A, RB, 4.25%, 2/1/09
                 570,000   Omaha, Special Obligation,                                 605,785
                           Riverfront Redevelopment Project,
                           Series A, RB, 4.375%, 2/1/10
                 580,000   Omaha, Special Obligation,                                 622,624
                           Riverfront Redevelopment Project,
                           Series A, RB, 4.50%, 2/1/11
               1,000,000   Papillion-La Vista, School District,                     1,026,690
                           4.90%, 12/1/22
                 380,000   Phelps County Leasing Corporation,                         394,117
                           County Correctional Facility Project,
                           RB, 5.45%, 9/15/22
               2,000,000   Phelps County, Hospital Authority,                       2,023,840
                           Phelps Memorial Health Center
                           Project, Series B, RB, 4.75%, 7/1/12
                 170,000   Seward, GO, 5.10%, 2/15/22                                 173,764
                 180,000   Seward, GO, 5.10%, 2/15/23                                 184,091
                 940,000   University of Nebraska, Deferred                         1,019,477
                           Maintenance Project, RB, 5.25%,
                           7/15/09
               1,000,000   University of Nebraska, Deferred                         1,084,200
                           Maintenance Project, RB, 5.25%,
                           7/15/10
               3,000,000   University of Nebraska, Medical                          3,048,210
                           Center Research Project, RB, 5.25%,
                           7/1/11
               1,000,000   University of Nebraska, Medical                          1,100,940
                           Center Research Project, RB, 5.00%,
                           2/15/12
               1,000,000   University of Nebraska, Medical                          1,080,850
                           Research Project, RB, 4.75%,                         -------------
                           2/15/10
                                                                                   72,265,209
                                                                                -------------
TOTAL MUNICIPAL BONDS                                                              72,265,209
                                                                                -------------
INVESTMENT COMPANIES  (0.5%):
                 400,823   Goldman Sachs Financial Square
                           Funds, Tax-Free Money Market Fund                          400,823
                                                                                -------------

TOTAL INVESTMENT COMPANIES                                                            400,823
                                                                                -------------
TOTAL (COST $69,269,808) (a)                                                    $  72,666,032
                                                                                =============

--------------

Percentages indicated are based on net assets of $73,309,307.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.........................................................   $3,472,808
Unrealized depreciation.........................................................      (76,584)
                                                                                   ----------
Net unrealized appreciation (depreciation)......................................   $3,396,224
                                                                                   ==========

      Aggregate cost for federal income tax purposes is the same.
AMBAC  American Municipal Bond Assurance Corporation
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
REF    Refunding

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

COLORADO TAX-FREE FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

        SHARES
          OR
       PRINCIPAL                        SECURITY
        AMOUNT                         DESCRIPTION                         VALUE
------------------------   -------------------------------------       -------------
MUNICIPAL BONDS  (97.0%):
Colorado  (97.0%):
                 200,000   Adams and Weld Colorado School              $     206,106
                           District No. 27J Brighton, 4.00%,
                           12/1/14
                 100,000   Arapahoe County, School District,                 104,325
                           3.80%, 12/15/10
                 250,000   Arapahoe County, School District,                 251,580
                           3.25%, 6/1/11
                 250,000   Arrowhead Metropolitan District,                  265,445
                           4.65%, 12/1/14
                 200,000   Arvada, Sales & Use Tax Revenue,                  199,996
                           3.50%, 12/1/13
                 325,000   Aurora, 4.00%, 11/1/13                            335,770
                  75,000   Aurora, GO, 4.65%, 12/1/11                         79,619
                 120,000   Berthoud, Fire Protection District,               127,654
                           4.60%, 12/1/13
                 350,000   Boulder County Colorado Ctfs Partn,               351,995
                           3.70%, 11/1/14
                 600,000   Boulder County, Development                       624,719
                           Revenue, 4.20%, 9/1/13
                 250,000   Boulder Valley, School District,                  266,680
                           FGIC, 4.75%, 12/1/09
                 300,000   Boulder Valley, School District,                  318,131
                           FGIC, 4.875%, 12/15/11
                 500,000   Boulder, Water & Sewer Revenue,                   524,280
                           4.00%, 12/1/11
                 250,000   Colorado Health Facs Auth Rev,                    248,708
                           4.40%, 1/15/14
                 190,000   Colorado Springs, Utility System,                 199,120
                           Sub-Lien, Improvement Facilities,
                           4.625%, 11/15/13
                 300,000   Colorado, Department of                           320,157
                           Transportation, 4.30%, 6/15/11
                 400,000   Colorado, Department of                           428,028
                           Transportation, 4.25%, 6/15/13
                 250,000   Colorado, Educational & Cultural                  265,070
                           Facilities, University of Northern
                           Colorado Student Housing, 4.35%,
                           7/1/12
                 150,000   Colorado, School of Mines Auxiliary               160,052
                           Facilities Enterprise, 5.00%, 12/1/10
                   5,000   Colorado, Water Resources & Power                   5,299
                           Development Authority, Clean Water,
                           4.625%, 9/1/07
                 250,000   Colorado, Water Resources & Power                 274,415
                           Development Authority, Clean Water,
                           5.00%, 9/1/12

                 300,000   Colorado, Water Resources & Power                 317,052
                           Development Authority, Small Water,
                           4.30%, 11/1/12
                 300,000   Colorado, Water Resources & Power                 315,888
                           Development Authority, Small Water,
                           4.55%, 11/1/12
                 150,000   Colorado, Water Resources & Power                 162,564
                           Development Authority, Small Water,
                           5.45%, 11/1/12
                 300,000   Denver (City & County), Board                     316,866
                           Water Commission, 4.30%, 9/1/12
                 150,000   Denver (City & County), Excise                    167,985
                           Tax, 5.00%, 12/1/11
                 300,000   Denver (City & County), School                    308,373
                           District, 4.00%, 12/1/14
                 150,000   Denver (City & County), Water, GO,                158,691
                           4.90%, 10/1/09
                 300,000   Denver, Convention Center, XLCA,                  286,905
                           3.25%, 12/1/14
                 230,000   EL Paso County School District,                   232,284
                           MBIA, 3.75%, 12/15/14
                 200,000   El Paso County, School District,                  215,668
                           MBIA, 4.50%, 12/1/09
                  25,000   El Paso County, School District,                   26,246
                           MBIA, 4.00%, 12/1/11
                 100,000   El Paso County, School District,                  102,686
                           MBIA, 3.75%, 12/1/12
                 250,000   El Paso County, School District,                  267,123
                           SAW, 5.00%, 12/1/16
                 130,000   Evergreen, Park & Recreation                      143,291
                           District, AMBAC, 5.00%, 12/1/11
                  20,000   Fort Collins, Stormwater Utility                   21,585
                           Enterprise, Storm Drain, 4.75%,
                           12/1/10
                 150,000   Fort Collins, Stormwater Utility                  160,052
                           Enterprise, Storm Drain, Refunding &
                           Improvement, 5.00%, 12/1/10
                 250,000   Fremont County, School District,                  256,978
                           4.00%, 12/1/14
                 100,000   Golden, Sales & Use Tax Revenue,                  108,165
                           Improvement, 4.80%, 12/1/12
                 300,000   Golden, Sales & Use Tax Revenue,                  333,260
                           Improvement, 5.375%, 12/1/15
                 100,000   Grand Lake, Fire Protection District,             106,731
                           4.45%, 12/1/11
                 300,000   Jefferson Cnty Colo Muni, 3.50%,                  296,772
                           12/1/14
                 500,000   Jefferson County, Open Space Sale                 538,850
                           Tax, 5.00%, 11/1/15
                 100,000   La Plata County, School District,                 104,926
                           5.15%, 11/1/09
                 250,000   Lakewood, Sales & Use Tax                         264,468
                           Revenue, 4.65%, 12/1/11
                 350,000   Larimer County, School District,                  380,274
                           4.60%, 12/15/10
                 300,000   Larimer County, School District,                  324,230
                           5.25%, 12/15/12

                 250,000   Longmont, Sales & Use Tax                         266,798
                           Revenue, 4.30%, 11/15/11
                 150,000   Mesa County, School District,                     159,482
                           5.10%, 12/1/08
                 300,000   Platte River, Power Authority,                    315,771
                           4.125%, 6/1/11
                  25,000   Pueblo County, School District No.                 25,712
                           070, MBIA, 5.20%, 12/1/10
                 300,000   Pueblo County, School District No.                314,601
                           070, FGIC, 4.30%, 12/1/13
                 145,000   Regional Transportation District,                 156,535
                           Sales & Use Tax Revenue, 4.50%,
                           11/1/10
                 200,000   Routt County, School District,                    206,106
                           4.00%, 12/1/14
                 200,000   Summit County Colorado School                     206,106
                           District, 4.00%, 12/1/14
                 130,000   Teller County, Library District,                  139,840
                           AMBAC, 4.65%, 12/1/12
                 300,000   Thornton, Sales & Use Tax                         324,093
                           Revenue, FSA, 5.00%, 9/1/14
                 200,000   Thornton, Water Authority, FSA,                   204,028
                           3.375%, 12/1/10
                 300,000   University Colorado Enterprise                    320,772
                           Revenue Bonds, 4.50%, 6/1/13
                 500,000   University Colorado Enterprise                    514,615
                           Sysrev, 4.00%, 6/1/14
                 150,000   Widefield, Water & Sanitation                     164,640
                           District, 5.55%, 12/1/10
                  50,000   Wray, Community Hospital District,                 50,791
                           4.65%, 10/15/07
                 250,000   Wray, Community Hospital District,                253,805
                           4.95%, 10/15/10                               -----------

                                                                          15,098,757
                                                                         -----------
TOTAL MUNICIPAL BONDS                                                     15,098,757
                                                                         -----------

INVESTMENT COMPANIES  (2.8%):
                 430,079   Goldman Sachs Financial Square                    430,079
                           Funds, Tax-Free Money Market Fund             -----------

TOTAL INVESTMENT COMPANIES                                                   430,079
                                                                         -----------
TOTAL (COST $14,871,801) (a)                                             $15,528,836
                                                                         ===========

------------
Percentages indicated are based on net assets of $15,557,217.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation............................$ 677,105
Unrealized depreciation............................  (20,070)
                                                   ---------
Net unrealized appreciation (depreciation).........$ 657,035
                                                   =========

    Aggregate cost for federal income tax purposes is the same.
AMBAC   American Municipal Bond Assurance Corporation
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
GO      General Obligation
MBIA    Municipal Bond Insurance Association
SAW     St Aid Withholding
XLCA    XL Capital

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

BALANCED FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

            SHARES
              OR
           PRINCIPAL                         SECURITY
            AMOUNT                          DESCRIPTION                    VALUE
-----------------------------      -----------------------------         ---------
COMMON STOCKS  (58.3%):
Aerospace & Defense  (1.2%):
                   6,000           Alliant Techsystems, Inc. (b)         $ 392,280
                                                                         ---------
Air Courier Services  (1.2%):
                   4,000           Fedex Corp.                             393,960
                                                                         ---------
Apparel  (1.5%):
                   8,500           Coach, Inc. (b)                         479,400
                                                                         ---------
Automotive  (1.2%):
                   5,000           Paccar, Inc.                            402,400
                                                                         ---------
Building & Construction  (4.2%):
                  10,000           Chicago Bridge and Iron Co. - ADR       400,000
                  10,000           Hovnanian Enterprises , Class A (b)     495,200
                                   (L)
                   7,000           Toll Brothers, Inc. (b)                 480,270
                                                                         ---------
                                                                         1,375,470
                                                                         ---------
Chemicals  (4.0%):
                  10,000           Praxair, Inc.                           441,500
                   6,000           Scotts Co., Class A (b)                 441,120
                   7,000           Sigma-Aldrich Corp. (L)                 423,220
                                                                         ---------
                                                                         1,305,840
                                                                         ---------
Communications  (2.8%):
                   6,000           L-3 Communications Holdings, Inc.       439,440
                   8,000           Plantronics, Inc.                       331,760
                   4,700           Univision Communications, Inc.,         137,569
                                   Class A (b)                           ---------

                                                                           908,769
                                                                         ---------
Computer Products  (7.8%):
                   5,000           Adobe Systems, Inc.                     313,700
                   7,000           Affiliated Computer Services, Class     421,329
                                   A (b)
                   7,000           Cerner Corp. (b)                        372,190
                  15,000           Citrix Systems, Inc. (b)                367,950
                   7,000           Cognizant Technology Solutions          296,310
                                   Corp. (b) (L)
                  20,000           Jack Henry & Associates, Inc.           398,200
                  12,000           Symantec Corp. (b)                      309,120
                                                                         ---------
                                                                         2,478,799
                                                                         ---------
Entertainment & Leisure  (3.0%):
                   4,000           Carnival Corp. (L)                      230,520
                   6,000           HARRAH'S Entertainment, Inc.            401,340
                  10,000           International Game Technology           343,800
                                                                         ---------
                                                                           975,660
                                                                         ---------
Environmental Services  (1.3%):
                  12,000           Waste Connections, Inc. (b)             411,000
                                                                         ---------
Financial Services  (2.7%):

                  10,000   Doral Financial Corp.                                    492,500
                   7,500   Investors Financial Services Corp.                       374,850
                                                                               ------------
                           (L)
                                                                                    867,350
                                                                               ------------
Food & Beverage  (2.4%):
                  10,000   Constellation Brands, Inc., Class A                      465,100
                           (b)

                  12,000   Pepsi Bottling Group, Inc.                               324,480
                                                                               ------------
                                                                                    789,580
                                                                               ------------
Health Care Services  (0.6%):
                   6,000   Omnicare, Inc.                                           207,720
                                                                               ------------
Industrial  (1.3%):
                   8,000   Nucor Corp. (L)                                          418,720
                                                                               ------------
Insurance  (2.5%):
                   5,000   Everest Re Group Ltd.                                    447,800
                   6,000   Triad Guaranty, Inc. (b)                                 362,880
                                                                               ------------
                                                                                    810,680
                                                                               ------------
Internet Security  (0.8%):
                   7,000   Checkfree Corp. (b)                                      266,560
                                                                               ------------
Manufacturing - Diversified  (1.4%):
                   5,000   Illinois Tool Works, Inc.                                463,400
                                                                               ------------
Medical Products  (3.9%):
                   6,000   Biogen Idec, Inc. (b)                                    399,660
                   7,000   Fisher Scientific International, Inc.                    436,660
                           (b)
                  10,000   Protein Design Labs, Inc. (b)                            206,600
                   4,800   Stryker Corp.                                            231,600
                                                                               ------------
                                                                                  1,274,520
                                                                               ------------
Motorcycles  (1.3%):
                   7,000   Harley-Davidson, Inc.                                    425,250
                                                                               ------------
Oil & Gas Exploration Services  (3.1%):
                   8,000   Apache Corp.                                             404,560
                   7,000   Occidental Petroleum Corp.                               408,520
                   4,000   Valero Energy Corp.                                      181,600
                                                                               ------------
                                                                                    994,680
                                                                               ------------
Railroads  (1.1%):
                  10,000   Norfolk Southern Corp.                                   361,900
                                                                               ------------
Recreational Vehicles  (1.1%):
                  10,000   Thor Industries, Inc.                                    370,500
                                                                               ------------
Retail  (4.9%):
                   8,000   Best Buy Co., Inc.                                       475,360
                  13,000   Jos A Bank Clothiers, Inc. (b) (L)                       367,900
                   7,000   Lowe's Cos., Inc.                                        403,130
                   5,000   Starbucks Corp. (b)                                      311,800
                                                                               ------------
                                                                                  1,558,190
                                                                               ------------
Semiconductor Equipment  (1.1%):
                  10,000   Marvell Technology Group Ltd.-ADR                        354,700
                                                                               ------------
                           (b)
Sporting Goods  (0.8%):
                  10,000   West Marine, Inc. (b)                                    247,500
                                                                               ------------
Transportation  (1.1%):
                   5,000   Landstar System, Inc. (b)                                368,200
                                                                               ------------
TOTAL COMMON STOCKS                                                              18,903,028
                                                                               ------------

CORPORATE BONDS  (1.4%):
Automotive  (0.8%):
                 250,000   General Motors, 7.125%, 7/15/13                          255,833
                                                                               ------------
Financial Services  (0.6%):
                 100,000   Ford Motor Credit Co., 7.375%,                           107,775
                           2/1/11
                  75,000   Ford Motor Credit Co., 7.00%,                             79,510
                           10/1/13 (L)                                         ------------

                                                                                    187,285
                                                                               ------------
TOTAL CORPORATE BONDS                                                               443,118
                                                                               ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (0.4%):
Fannie Mae  (0.4%):
                 125,000   7.25%, 1/15/10                                           143,663
                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            143,663
                                                                               ------------

U.S. TREASURY OBLIGATIONS  (15.0%):
U.S. Treasury Notes  (15.0%):
               1,050,000   5.00%, 8/15/11 (L)                                     1,117,799
                 550,000   4.875%, 2/15/12 (L)                                      581,324
                 250,000   4.375%, 8/15/12 (L)                                      255,967
                 750,000   4.00%, 11/15/12 (L)                                      748,740
                 500,000   4.25%, 8/15/13 (L)                                       503,946
               1,000,000   7.25%, 5/15/16 (L)                                     1,251,718
                 300,000   7.50%, 11/15/16 (L)                                      383,379
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   4,842,873
                                                                               ------------

INVESTMENT COMPANIES  (5.6%):
                 714,712   Federated Trust U.S. Treasury                            714,712
                           Obligations
               1,099,588   Goldman Sachs Financial Square                         1,099,588
                           Funds, Treasury Obligations Fund                    ------------

TOTAL INVESTMENT COMPANIES                                                        1,814,300
                                                                               ------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (19.5%):
               6,305,708   Securities Lending Quality Trust                       6,305,708
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES             6,305,708
                                                                               ------------

TOTAL (COST $26,396,220) (a)                                                   $ 32,452,690
                                                                               ============

----------

Percentages indicated are based on net assets of $26,074,410.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation....................................   $ 6,060,999
Unrealized depreciation....................................        (4,529)
                                                              -----------
Net unrealized appreciation (depreciation).................   $ 6,056,470
                                                              ===========

    Aggregate cost for federal income tax purposes is the same.

(b) Non-income producing securities.
(L) A portion or all of the security is on loan.
ADR    American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

CORE EQUITY FUND
Schedule of Portfolio Investments                             December 31, 2004
(Unaudited)

                                      SECURITY
        SHARES                       DESCRIPTION                                  VALUE
        ------                       -----------                                  -----
COMMON STOCKS  (97.6%):
Advertising  (1.9%):
                  24,500   Omnicom Group, Inc.                                 $   2,065,840
                                                                               -------------
Banks  (6.0%):
                  52,000   Bank of America Corp.                                   2,443,480
                  23,500   BB&T Corp.                                                988,175
                  34,500   J.P. Morgan Chase & Co.                                 1,345,845
                  47,000   National City Corp.                                     1,764,850
                                                                               -------------
                                                                                   6,542,350
                                                                               -------------
Broadcasting  (2.2%):
                  29,000   Gannett Co., Inc.                                       2,369,300
                                                                               -------------
Building & Construction  (0.8%):
                  22,500   Masco Corp.                                               821,925
                                                                               -------------
Chemicals  (1.8%):
                  34,500   Air Products & Chemicals, Inc.                          1,999,965
                                                                               -------------
Communications  (4.2%):
                  37,500   BellSouth Corp. (L)                                     1,042,125
                  45,500   SBC Communications, Inc.                                1,172,535
                  58,000   Verizon Communications, Inc.                            2,349,580
                                                                               -------------
                                                                                   4,564,240
                                                                               -------------
Computer Products  (11.3%):
                 155,500   Hewlett-Packard Co.                                     3,260,835
                  11,000   International Business Machines                         1,084,380
                           Corp.
                  63,500   Microsoft Corp.                                         1,696,085
                  77,500   NCR Corp. (b)                                           5,365,325
                  56,000   Vishay Intertechnology, Inc. (b)                          841,120
                                                                               -------------
                                                                                  12,247,745
                                                                               -------------
Containers & Packaging  (2.5%):
                  92,000   Sonoco Products Co.                                     2,727,800
                                                                               -------------
Cosmetics & Toiletries  (2.2%):
                  37,000   Kimberly-Clark Corp.                                    2,434,970
                                                                               -------------
Data Processing  (2.4%):
                  62,500   First Data Corp.                                        2,658,750
                                                                               -------------
Electrical Equipment  (3.7%):
                  46,156   Emerson Electric Co.                                    3,235,536
                  97,500   Sanmina-SCI Corp. (b)                                     825,825
                                                                               -------------
                                                                                   4,061,361
                                                                               -------------
Energy  (2.1%):
                  23,000   DTE Energy Company                                        991,990
                  70,500   XCEL Energy, Inc.                                       1,283,100
                                                                               -------------
                                                                                   2,275,090
                                                                               -------------
Financial Services  (3.2%):
                  25,000   Fannie Mae                                              1,780,250
                  34,000   H & R Block                                             1,666,000
                                                                               -------------

                                                                                   3,446,250
                                                                               -------------
Food, Beverages & Tobacco  (6.5%):
                  55,000   H.J. Heinz Co.                                          2,144,450
                  48,000   Kraft Foods, Inc.                                       1,709,280
                  63,000   PepsiCo, Inc.                                           3,288,600
                                                                               -------------
                                                                                   7,142,330
                                                                               -------------
Household Products  (2.3%):
                 105,500   Newell Rubbermaid, Inc. (L)                             2,552,045
                                                                               -------------
Insurance  (8.1%):
                  32,500   American International Group, Inc.                      2,134,275
                  45,000   Chubb Corp.                                             3,460,500
                  62,500   SAFECO Corp.                                            3,265,000
                                                                               -------------
                                                                                   8,859,775
                                                                               -------------
Machinery  (6.9%):
                  49,500   Ingersoll Rand Co.                                      3,974,850
                  47,500   Parker Hannifin Corp.                                   3,597,650
                                                                               -------------
                                                                                   7,572,500
                                                                               -------------
Medical Services  (9.6%):
                  76,500   Abbott Laboratories                                     3,568,725
                  25,000   Becton, Dickinson & Company                             1,420,000
                  52,000   Bristol-Myers Squibb Company (L)                        1,332,240
                  18,500   Guidant Corp.                                           1,333,850
                  46,000   Pfizer, Inc.                                            1,236,940
                  20,500   Zimmer Holdings, Inc. (b)                               1,642,460
                                                                               -------------
                                                                                  10,534,215
                                                                               -------------
Oil & Gas Exploration Services  (11.4%):
                  95,000   Burlington Resources, Inc.                              4,132,500
                  50,000   ChevronTexaco Corp.                                     2,625,500
                  44,000   Exxon Mobil Corp.                                       2,255,440
                  31,500   Transocean, Inc. (b)                                    1,335,285
                  47,500   Unocal Corp.                                            2,053,900
                                                                               -------------
                                                                                  12,402,625
                                                                               -------------
Real Estate Investment Trusts  (1.8%):
                  53,000   Equity Residential Properties Trust                     1,917,540
                                                                               -------------
Retail  (1.5%):
                  52,500   Office Depot, Inc. (b)                                    911,400
                  15,000   Target Corp.                                              778,950
                                                                               -------------
                                                                                   1,690,350
                                                                               -------------
Toys & Games  (2.6%):
                 147,000   Mattel, Inc.                                            2,865,030
                                                                               -------------
Transportation  (2.6%):
                  42,000   Union Pacific Corp. (L)                                 2,824,500
                                                                               -------------
TOTAL COMMON STOCKS                                                              106,576,496
                                                                               -------------
INVESTMENT COMPANIES  (2.3%):
               2,563,000   Goldman Sachs Financial Square                          2,563,000
                                                                               -------------
                           Funds, Treasury Obligations Fund
TOTAL INVESTMENT COMPANIES                                                         2,563,000
                                                                               -------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (4.6%):
               5,058,625   Securities Lending Quality Trust                        5,058,625
                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES              5,058,625
                                                                               -------------
TOTAL (COST $79,379,358) (a)                                                   $ 114,198,121
                                                                               =============

----------

Percentages indicated are based on net assets of $109,286,234.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $316,949 and by the net REIT cost adjustment of $12,847. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..............................      $ 36,847,967
Unrealized depreciation..............................        (2,333,306)
                                                           ------------
Net unrealized appreciation (depreciation)...........      $ 34,514,661
                                                           ============

(b) Non-income producing securities.
(L) A portion or all of the security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

GROWTH OPPORTUNITIES FUND
Schedule of Portfolio Investments                             December 31, 2004
(Unaudited)

                                    SECURITY
       SHARES                      DESCRIPTION                                     VALUE
       ------                      -----------                                     -----
COMMON STOCKS  (100.0%):
Aerospace & Defense  (2.3%):
                  27,900   Alliant Techsystems, Inc. (b) (L)                   $   1,824,102
                                                                               -------------
Air Courier Services  (2.1%):
                  17,000   Fedex Corp.                                             1,674,330
                                                                               -------------
Apparel  (2.1%):
                  30,000   Coach, Inc. (b)                                         1,692,000
                                                                               -------------
Automotive  (2.0%):
                  20,000   Paccar, Inc.                                            1,609,600
                                                                               -------------
Building & Construction  (7.1%):
                  52,700   Chicago Bridge and Iron Co. - ADR                       2,108,000
                  40,000   Hovnanian Enterprises , Class A (b)                     1,980,800
                           (L)
                  25,000   Toll Brothers, Inc. (b) (L)                             1,715,250
                                                                               -------------
                                                                                   5,804,050
                                                                               -------------
Chemicals  (6.1%):
                  37,600   Praxair, Inc.                                           1,660,040
                  25,000   Scotts Co., Class A (b)                                 1,838,000
                  24,000   Sigma-Aldrich Corp. (L)                                 1,451,040
                                                                               -------------
                                                                                   4,949,080
                                                                               -------------
Communications  (5.4%):
                  29,000   L-3 Communications Holdings, Inc.                       2,123,960
                           (L)
                  37,700   Plantronics, Inc.                                       1,563,419
                  23,000   Univision Communications, Inc.,                           673,210
                                                                               -------------
                           Class A (b)
                                                                                   4,360,589
                                                                               -------------
Computer Products  (13.1%):
                  15,000   Adobe Systems, Inc. (L)                                   941,100
                  30,000   Affiliated Computer Services, Class                     1,805,700
                           A (b) (L)
                  30,000   Cerner Corp. (b)                                        1,595,100
                  78,000   Citrix Systems, Inc. (b)                                1,913,340
                  40,000   Cognizant Technology Solutions                          1,693,200
                           Corp. (b) (L)
                  75,000   Jack Henry & Associates, Inc.                           1,493,250
                  47,200   Symantec Corp. (b)                                      1,215,872
                                                                               -------------
                                                                                  10,657,562
                                                                               -------------
Entertainment & Leisure  (5.0%):
                  17,000   Carnival Corp. (L)                                        979,710
                  20,000   HARRAH'S Entertainment, Inc.                            1,337,800
                  50,000   International Game Technology                           1,719,000
                                                                               -------------
                                                                                   4,036,510
                                                                               -------------
Environmental Services  (1.9%):
                  45,000   Waste Connections, Inc. (b)                             1,541,250
                                                                               -------------

Financial Services  (5.3%):
                  47,000   Doral Financial Corp.                                   2,314,750
                  40,000   Investors Financial Services Corp.                      1,999,200
                                                                               -------------
                           (L)
                                                                                   4,313,950
                                                                               -------------
Food & Beverage  (5.6%):
                  60,000   Constellation Brands, Inc., Class A                     2,790,600
                           (b)
                  65,000   Pepsi Bottling Group, Inc.                              1,757,600
                                                                               -------------
                                                                                   4,548,200
                                                                               -------------
Health Care Services  (1.1%):
                  25,000   Omnicare, Inc.                                            865,500
                                                                               -------------
Industrial  (1.6%):
                  25,000   Nucor Corp. (L)                                         1,308,500
                                                                               -------------
Insurance  (4.4%):
                  19,500   Everest Re Group Ltd.                                   1,746,420
                  30,000   Triad Guaranty, Inc. (b)                                1,814,400
                                                                               -------------
                                                                                   3,560,820
                                                                               -------------
Internet Security  (2.4%):
                  50,000   Checkfree Corp. (b) (L)                                 1,904,000
                                                                               -------------
Manufacturing - Diversified  (2.3%):
                  20,000   Illinois Tool Works, Inc. (L)                           1,853,600
                                                                               -------------
Medical Products  (5.2%):
                  25,000   Biogen Idec, Inc. (b)                                   1,665,250
                  15,000   Fisher Scientific International, Inc.                     935,700
                           (b)
                  40,000   Protein Design Labs, Inc. (b) (L)                         826,400
                  16,000   Stryker Corp. (L)                                         772,000
                                                                               -------------
                                                                                   4,199,350
                                                                               -------------
Motorcycles  (2.3%):
                  30,000   Harley-Davidson, Inc. (L)                               1,822,500
                                                                               -------------
Oil & Gas Exploration Services  (5.0%):
                  30,000   Apache Corp.                                            1,517,100
                  28,000   Occidental Petroleum Corp. (L)                          1,634,080
                  20,000   Valero Energy Corp.                                       908,000
                                                                               -------------
                                                                                   4,059,180
                                                                               -------------
Railroads  (2.0%):
                  45,500   Norfolk Southern Corp.                                  1,646,645
                                                                               -------------
Recreational Vehicles  (2.5%):
                  55,000   Thor Industries, Inc. (L)                               2,037,750
                                                                               -------------
Retail  (7.1%):
                  20,000   Best Buy Co., Inc.                                      1,188,400
                  60,000   Jos A Bank Clothiers, Inc. (b) (L)                      1,698,000
                  27,500   Lowe's Cos., Inc.                                       1,583,725
                  20,400   Starbucks Corp. (b)                                     1,272,144
                                                                               -------------
                                                                                   5,742,269
                                                                               -------------
Semiconductor Equipment  (1.8%):
                  40,000   Marvell Technology Group Ltd.-ADR                       1,418,800
                                                                               -------------
                           (b)
Sporting Goods  (2.3%):
                  75,000   West Marine, Inc. (b) (L)                               1,856,250
                                                                               -------------
Transportation  (2.0%):
                  22,000   Landstar System, Inc. (b) (L)                           1,620,080
                                                                               -------------
TOTAL COMMON STOCKS                                                               80,906,467
                                                                               -------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (26.4%):
              21,382,804   Securities Lending Quality Trust                       21,382,804
                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES             21,382,804
                                                                               -------------

TOTAL (COST $73,471,823) (a)                                                   $ 102,289,271
                                                                               =============

----------

Percentages indicated are based on net assets of $81,443,581.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..............................      $ 29,080,296
Unrealized depreciation..............................          (262,848)
                                                           ------------
Net unrealized appreciation (depreciation)...........      $ 28,817,448
                                                           ============

Aggregate cost for federal income tax purposes is the same.

(b) Non-income producing securities.
(L) A portion or all of the security is on loan.
ADR    American Depository Receipt
Ltd.   Limited

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

SMALL COMPANY FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

                                  Security
       Shares                    Description                                       Value
       ------                    -----------                                    ------------
COMMON STOCKS (95.7%):
Automotive  (2.1%):
            8,200      Clarcor, Inc.                                            $    449,114
           16,600      Modine Manufacturing Co.                                      560,582
                                                                                ------------
                                                                                   1,009,696
                                                                                ------------

Banks (8.7%):
           25,600      Bancorpsouth, Inc.                                            623,872
           18,600      Bank Mutual Corp.                                             226,362
           22,700      Cullen/Frost Bankers, Inc.                                  1,103,220
           16,600      Gold Banc Corp., Inc.                                         242,692
           12,100      Greater Bay Bancorp (L)                                       337,348
           13,387      National Penn Bancshares, Inc.                                370,820
           13,800      United Bankshares, Inc.                                       526,470
           19,600      Wilmington Trust Corp.                                        708,540
                                                                                ------------
                                                                                   4,139,324
                                                                                ------------

Chemicals (3.2%):
           22,300      Albemarle Corp.                                               863,233
           22,900      Arch Chemicals, Inc.                                          659,062
                                                                                ------------
                                                                                   1,522,295
                                                                                ------------

Computer Products (2.7%):
           24,600      Avocent Corp. (b) (L)                                         996,792
           15,700      Transaction Systems Architects,                               311,645
                       Inc., Class A (b)                                        ------------

                                                                                   1,308,437
                                                                                ------------

Containers & Packaging (1.6%):
           16,900      Ball Corp.                                                    743,262
                                                                                ------------

Diversified Manufacturing (6.7%):
           16,700      Teleflex, Inc. (L)                                            867,398
           21,300      Trinity Industries, Inc. (L)                                  725,904
           22,100      Valmont Industries (L)                                        554,931
           54,500      Worthington Industries, Inc. (L)                            1,067,110
                                                                                ------------
                                                                                   3,215,343
                                                                                ------------

Electrical Components & Equipment (2.4%):
            9,200      Hubbell, Inc., Class B                                        481,160
           19,400      Littlefuse, Inc. (b)                                          662,704
                                                                                ------------
                                                                                   1,143,864
                                                                                ------------

Financial Services (0.1%):
            1,500      Fair Isaac Corp., Inc.                                         55,020
                                                                                ------------

Food, Beverages & Tobacco (6.7%):
           21,000      Adolph Coors Co., Class B (L)                               1,589,070
           17,700      Corn Products International, Inc.                             948,012
           28,000      Sensient Technologies Corp. (L)                               671,720
                                                                                ------------
                                                                                   3,208,802
                                                                                ------------

Home Furnishings (0.5%):
            5,900      Ethan Allen Interiors, Inc. (L)                               236,118
                                                                                ------------

Household Products  (2.4%):
           17,100      Church & Dwight, Inc.                                         574,902
           20,200      WD-40 Co. (L)                                                 573,882
                                                                                   ---------
                                                                                   1,148,784
                                                                                   ---------

Insurance  (4.2%):
           22,800      Arthur J. Gallagher & Co.                                     741,000
           11,500      Everest Re Group Ltd.                                       1,029,940
            7,300      First American Corp.                                          256,522
                                                                                   ---------
                                                                                   2,027,462
                                                                                   ---------

Machinery  (6.5%):
            5,800      Engineered Support Systems, Inc.                              343,476
                       (L)
           54,200      Stewart & Stevenson Services                                1,096,466
           20,300      Tecumseh Products Co., Class A                                970,340
           17,700      Tennant Co.                                                   701,805
                                                                                   ---------
                                                                                   3,112,087
                                                                                   ---------

Medical Services  (12.8%):
            8,400      Cambrex Corp.                                                 227,640
           13,700      Edwards Lifesciences Corp. (b) (L)                            565,262
           58,300      K-V Pharmaceutical Co., Class A (b)                         1,285,515
                        (L)
            4,400      Kyphon, Inc. (b)                                              113,344
            7,800      LabOne, Inc. (b)                                              249,912
           19,100      Medicis Pharmaceutical Corp., Class                           670,601
                        A (L)
           39,100      Steris Corp. (b)                                              927,452
           45,600      West Pharmaceutical Services,                               1,141,368
                       Inc.
           26,100      Zoll Medical Corp. (b)                                        897,840
                                                                                   ---------
                                                                                   6,078,934
                                                                                   ---------

Paper Products  (1.7%):
           52,400      Glatfelter (L)                                                800,672
                                                                                   ---------

Petroleum Refining  (7.3%):
           22,900      Newfield Exploration Co. (b)                                1,352,245
           26,300      St. Mary Land & Exploration Co. (L)                         1,097,762
           29,400      Tidewater, Inc. (L)                                         1,046,934
                                                                                   ---------
                                                                                   3,496,941
                                                                                   ---------

Printing & Publishing  (2.5%):
           61,500      Journal Register Co. (b) (L)                                1,188,795
                                                                                   ---------

Real Estate Investment Trusts  (1.2%):
            6,500      Home Properties of New York, Inc.                             279,500
                       (L)
            6,800      Mack-Cali Realty Corp. (L)                                    313,004
                                                                                   ---------
                                                                                     592,504
                                                                                   ---------

Retail  (8.4%):
           12,500      Ann Taylor Stores Corp. (b)                                   269,125
           90,000      Casey's General Stores, Inc.                                1,633,500
           21,500      Christopher & Banks Corp. (L)                                 396,675
           48,000      Hasbro, Inc.                                                  930,240
           37,700      J. Jill Group, Inc. (b) (L)                                   561,353
            6,200      Kellwood Co. (L)                                              213,900
                                                                                   ---------
                                                                                   4,004,793
                                                                                   ---------

Semiconductors  (5.4%):
           82,700      Kemet Corp. (b)                                               740,165
           47,700      Mykrolis Corp. (b)                                            675,909
            9,700      Park Electrochemical Corp.                                    210,296
           66,700      SBS Technologies, Inc. (b)                                    931,132
                                                                                   ---------

Sporting Goods (0.6%):                                                             2,557,502
                                                                                ------------
           20,300      Callaway Golf Co.                                             274,050
                                                                                ------------

Telecommunication (0.5%):
            7,788      West Corp. (b)                                                257,861
                                                                                ------------

Transportation (1.6%):
           34,807      Werner Enterprises, Inc.                                      788,030
                                                                                ------------

Utilities (5.9%):
           12,600      Black Hills Corp. (L)                                         386,568
           21,100      Idacorp, Inc.                                                 645,027
           31,600      OGE Energy Corp. (L)                                          837,716
           18,700      WPS Resources Corp.                                           934,252
                                                                                ------------
                                                                                   2,803,563
                                                                                ------------
TOTAL COMMON STOCKS                                                               45,714,139
                                                                                ------------

INVESTMENT COMPANIES (4.3%):
        2,057,702      Goldman Sachs Financial Square
                       Funds, Treasury Obligations Fund                            2,057,702
                                                                                ------------

TOTAL INVESTMENT COMPANIES                                                         2,057,702
                                                                                ------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (17.0%):
        8,127,093      Securities Lending Quality Trust                            8,127,093
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES              8,127,093
                                                                                ------------

TOTAL (COST $43,101,527) (a)                                                    $ 55,898,934
                                                                                ============

------------

Percentages indicated are based on net assets of $47,775,265.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $444,702 and by the amount of amortization/accretion recognized for financial reporting purposes of $5,694. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................       $12,894,625
Unrealized depreciation.......................          (536,226)
                                                     -----------
Net unrealized appreciation (depreciation)....       $12,358,399
                                                     ===========

(b) Non-income producing securities.
(L) A portion or all of the security is on loan.
Ltd.      Limited

SEE NOTES TO FINANCIAL STATEMENTS.

FIRST FOCUS FUNDS

INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                              December 31, 2004
(Unaudited)

                                          Security
        Shares                           Description                        Value
-----------------------  -----------------------------------------       -----------
FOREIGN STOCK  (97.6%):
Australia  (4.4%):
               24,278    Australia and New Zealand Banking               $   391,115
                         Group, Ltd.
               28,449    BHP Billiton, Ltd.                                  341,450
               90,460    Quantas Airways Ltd.                                262,582
               26,211    Westpac Banking Corp.                               399,697
                                                                         -----------
                                                                           1,394,844
                                                                         -----------

Denmark  (1.0%):
               10,014    Danske Bank A/S                                     306,452
                                                                         -----------

Finland  (0.6%):
               12,716    Nokia Oyj                                           200,475
                                                                         -----------

France  (16.8%):
                7,504    Arcelor                                             172,774
               16,558    Axa                                                 408,418
                9,079    BNP Paribas                                         656,551
                3,022    Essilor International SA                            236,372
               16,282    France Telecom                                      538,131
                2,684    Groupe Danone                                       247,443
                2,396    Pinault-Printemps-Redoute SA                        239,421
               10,477    Publicis Groupe                                     339,022
                3,972    Sanofi-Aventis                                      316,876
                5,159    Societe Generale                                    521,115
               16,486    Suez SA                                             438,851
                4,092    Total                                               892,185
                2,408    Vinci SA                                            322,787
                                                                         -----------
                                                                           5,329,946
                                                                         -----------

Germany  (10.6%):
                1,930    Adidas AG                                           312,026
               13,242    Bayer AG                                            447,359
                3,680    Continental AG                                      233,417
                2,606    Deutsche Bank                                       230,882
               17,075    Deutsche Telekom AG (b)                             385,494
                3,491    E.ON AG                                             318,195
                7,325    Hypo Real Estate Holdings (b)                       303,316
                7,166    Man AG                                              274,467
                6,296    Metro AG                                            345,616
                1,660    SAP                                                 295,491
                8,871    ThyssenKrupp                                        194,980
                                                                         -----------
                                                                           3,341,243
                                                                         -----------

Hong Kong  (3.3%):
              33,000     Cheung Kong (Holdings), Ltd.                        329,040
              63,000     Henderson Land Development                          327,458
              44,500     Swire Pacific, Ltd.                                 372,141
                                                                         -----------
                                                                           1,028,639
                                                                         -----------

Ireland  (1.3%):
              22,749     Irish Life & Permanent Plc                          425,936
                                                                         -----------

Italy (5.4%):
                      87,305   Banca Intesa SPA                                 419,320
                      26,680   ENI-Ente Nazionale Idrocarburi                   666,773
                      14,716   Mediaset                                         186,284
                      56,757   Telecom Italia Mobile SPA                        423,531
                                                                              ---------
                                                                              1,695,908
                                                                              ---------

Japan (23.3%):
                       3,690   ACOM Co., Ltd.                                   276,322
                      12,400   AEON Co., Ltd.                                   207,020
                      72,000   Bank of Yokohama, Ltd.                           454,107
                       7,600   CANON, Inc.                                      410,329
                          93   Fuji Television Network, Inc.                    201,572
                       6,300   Honda Motor Co., Ltd.                            326,610
                          56   Inpex Corporation (b)                            282,665
                       6,100   Ito Yokado Co., Ltd.                             256,090
                      11,000   Kao Corp.                                        281,377
                          61   Kddi Corp.                                       328,748
                      36,000   Kuraray Co., Ltd.                                323,007
                      20,000   Matsushita Electric Industrial Co.,              317,501
                               Ltd.
                      31,000   Sumitomo Electric Industries, Ltd.               337,466
                       6,500   T&D Holdings, Inc. (b)                           310,959
                      76,000   Taisei, Corp.                                    296,061
                       4,800   TDK Corp.                                        355,694
                       8,100   Terumo Corp.                                     218,267
                      46,000   the Bank OF Fukuoka, Ltd.                        303,149
                      85,000   Toshiba Corp.                                    365,145
                      31,000   Toto, Ltd.                                       296,002
                       9,800   Toyota Motor Corp.                               398,985
                          76   West Japan Railway Co.                           307,191
                       4,000   Yamada Denki Co., Ltd.                           171,443
                       9,300   Yamanouchi Pharmaceutical Co., Ltd.              362,285
                                                                              ---------
                                                                              7,387,995
                                                                              ---------

Singapore (0.9%):
                     100,005   Singapore Press Holdings, Ltd.                   281,858
                                                                              ---------

Sweden (3.5%):
                       9,424   Hennes & Mauritz AB, Series B                    328,395
                      94,392   Skandia Forsakrings                              470,297
                      47,731   Telefonaktiebolaget LM Ericsson (b)              152,316
                       3,706   Volvo AB B Free                                  146,993
                                                                              ---------
                                                                              1,098,001
                                                                              ---------

Switzerland (7.3%):
                       1,368   Nestle                                           357,094
                       8,804   Novartis AG                                      442,633
                       2,189   Roche Holding                                    251,417
                       2,944   Syngenta AG                                      312,043
                       3,104   The Swatch Group                                 454,556
                       5,977   UBS                                              500,050
                                                                              ---------
                                                                              2,317,793
                                                                              ---------

United Kingdom  (18.0%):
                      24,772   AMEC Plc                                         141,503
                      28,152   Barclays Plc                                     316,491
                      85,107   BP Plc                                           829,436
                      14,698   British American Tobacco Plc                     253,073
                       4,394   Carnival Plc                                     267,897

                      12,028   Glaxosmithkline Plc                              281,980
                      43,247   HSBC Holdings Plc                                729,288
                      45,969   National Grid Transco Plc                        437,422
                       5,419   Next Plc                                         171,537
                       7,146   Reckitt Benckiser Plc                            215,785
                      41,946   Rolls-Royce Group Plc                            198,766
                   1,886,026   ROLLS-ROYCE Group Plc, Class                       3,437
                               B
                      17,040   Royal Bank of Scotland Group Plc                 572,740
                      15,524   SABMiller  Plc                                   257,319
                      75,428   Tesco Plc                                        465,592
                     199,543   Vodafone Group Plc                               540,728
                                                                            -----------
                                                                              5,682,994
                                                                            -----------

United States  (1.2%):
                      20,032   News Corporation Inc. - CDI                      384,152
                                                                            -----------

TOTAL FOREIGN STOCK                                                          30,876,236
                                                                            -----------

TOTAL (COST $25,508,822) (a)                                                $30,876,236
                                                                            ===========

------------

Percentages indicated are based on net assets of $31,635,932.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $81,877. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.......................         $5,316,162

Unrealized depreciation.......................            (30,625)
                                                      -----------
Net unrealized appreciation (depreciation)....        ($5,285,537)
                                                      ===========

(b) Non-income producing securities.
Ltd.       Limited
Plc        Public limited company

SEE NOTES TO FINANCIAL STATEMENTS.

SECTOR DIVERSIFICATION                   % OF NET ASSETS       VALUE
----------------------                   ---------------    -----------
Banks                                         19.30           6,104,272
Telephones & Telecommunications                8.12           2,569,422
Medical Products & Services                    8.08           2,557,190
Electronics                                    5.21           1,648,536
Petroleum & Fuel Products                      4.73           1,496,210
Broadcasting, Newspapers & Advertising         4.40           1,392,888
Diversified Manufacturing                      4.23           1,339,603
Retail                                         3.87           1,224,009
Insurance                                      3.76           1,189,675
Food, Beverage & Tobacco                       3.52           1,114,929
Merchandising                                  3.03             961,103
Energy                                         2.82             892,185
Automotive                                     2.76             872,587
Transportation                                 2.65             837,670
Clothing & Jewelry                             2.42             766,582
Financial Services                             2.22             702,258
Real Estate                                    2.08             656,498
Building & Construction                        1.95             618,848
Textiles                                       1.76             556,424
Metals & Mining                                1.70             536,431
Utilities & Electrical Services                1.39             438,851
Industrial Machinery                           1.07             337,466
Conglomerates                                  1.01             318,195
Chemicals                                      0.99             312,043
Consumer Services                              0.94             296,002
Computers, Products & Services                 0.93             295,491
Health & Personal Care                         0.89             281,377
Household Products                             0.68             215,785
Aerospace/Defense                              0.64             202,203
Engineering                                    0.45             141,503
                                             ------         -----------
TOTAL FOREIGN STOCK                           97.60          30,876,236
                                             ------         -----------
OTHER ASSETS AND LIABILITIES                   2.40             759,696
                                             ------         -----------
TOTAL NET ASSETS                             100.00         $31,635,932
                                             ======         ===========

FIRST FOCUS FUNDS

Notes to Schedules of Investments
December 31, 2004,
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Colorado Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund, and the First Focus International Equity Fund, (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

PORTFOLIO VALUATION

The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Funds' assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") or FNC Fund Advisers ("FNC") collectively, the "Advisers," both divisions of First National Bank of Omaha ("First National"), and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

FOREIGN EXCHANGE TRANSACTIONS

The book and records of the Funds' are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FIRST FOCUS FUNDS

Notes to Schedules of Investments
December 31, 2004, continued
(Unaudited)

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2004 was as follows:

                                Value of             Value of           Value of
          Fund              Securities Loaned    Cash Collateral   Non-Cash Collateral
          ----              -----------------    ---------------   -------------------
Balanced Fund               $       6,176,210    $     6,305,708   $                 -
Core Equity Fund                    4,939,860          5,058,625                     -
Growth Opportunities Fund          20,913,882         21,382,804                     -
Small Company Fund                  7,942,252          8,127,093                     -

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust as follows:

          FUND                MARKET VALUE
          ----              -----------------
Balanced Fund               $       6,305,708
Core Equity Fund                    5,058,625
Growth Opportunities Fund          21,382,804
Small Company Fund                  8,127,093

REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers that the Advisers deem credit-worthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. As of March 31, 2004, the Funds did not hold any repurchase agreements.

CONCENTRATION OF CREDIT RISK

The Nebraska Tax-Free and Colorado Tax-Free each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low marker capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    First Focus Funds, Inc.

By (Signature and Title)*       /s/ Trent Statczar, Treasurer
                                ---------------------------------

Date  February 15, 2005
      ------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Trent Statczar, Treasurer
                                ---------------------------------

Date  February 15, 2005
      ------------------

By (Signature and Title)*       /s/ David P. Greer, President
                                ---------------------------------

Date  February 17, 2005
      ------------------

* Print the name and title of each signing officer under his or her signature.